Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net Income (loss)	$ (8,497)	$ (9,183)	$ 50,463	$ (95,084)
Changes in operating assets and liabilities:
Accounts receivable	25,458	(2,345)	$ 14,737	(48,919)
Advances to related party				7,539
Inventory	19,877	(10,480)	$ (6,351)	(20,654)
Accounts payable	13,548	$ (14,990)	$ (50,142)	197,000
Income tax payable				(49,120)
Related party payable	(80,060)		$ (43,671)	4,772
Net cash used in operating activities	(29,674)	$ (36,998)	(34,964)	(4,466)
Net cash decrease for period	(29,674)	(36,998)	(34,964)	(4,466)
Cash, beginning of period	66,390	101,354	101,354	105,820
Cash, end of period	$ 36,716	$ 64,356	$ 66,390	$ 101,354
Supplemental cash flow information:
Cash paid of interest
Cash paid for income taxes				$ 51,000